Revenue and expenses (Schedule of Finance income and expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Finance income	$ (8,527)	$ (8,450)
Interest expense on long-term debt	78,265	77,783
Accretion on financial liabilities at amortized cost	1,222	1,244
Finance costs on deferred revenue	69,772	64,921
Unwinding of discounts on provisions	4,392	4,684
Withholding taxes	8,100	9,424
Other finance expense	11,027	7,116
Gross finance expense	172,778	165,172
Interest capitalized	(9,890)	(13,172)
Total Finance expense	162,888	152,000
Net foreign exchange losses (gains)	(1,388)	11,067
Hudbay warrants		(6,748)
Embedded derivatives	3,708	(1,514)
Investments	4,539	3,798
Total other finance (gains) losses	9,635	(15,531)
Net finance expense	$ 163,996	$ 128,019